Deferred Revenue (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2018 CNY (¥)
Deferred Revenue
Amount of revenues recognized included in the deferred revenue	¥ 5,925.4
Transaction price allocated to unsatisfied performance obligations	¥ 7,953.3
Explanation of expected timing of satisfaction remaining performance obligation	We expect to recognize a significant majority of this balance as revenue over the next 12 months, and the remainder thereafter.